Trade and other payables - Disclosure of Detailed Information about Trade and Other Payables (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Trade payables	SFr 937	SFr 679
Social security	828	1,177
Other payables	1	3
Trade and other payables	SFr 1,767	SFr 1,859